Satellites, Property and Other Equipment (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)
Satellites, Property and Other Equipment (Details) [Line Items]
Borrowing costs capitalized	$ 29.4
Average capitalization rate	10.69%
Impairment of intangible assets	$ 7.1	191.0
Recoverable amounts (in Dollars)			$ 10.0
Telesat International Limited [Member]
Satellites, Property and Other Equipment (Details) [Line Items]
TIL’s interest	42.50%
Satellites [Member]
Satellites, Property and Other Equipment (Details) [Line Items]
Impairment of intangible assets	$ 55.9	$ 36.3
GEO [Member]
Satellites, Property and Other Equipment (Details) [Line Items]
Recoverable amounts (in Dollars)			$ 296.2